Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes

Note 9:   Income Taxes

The provision for income taxes includes these components:

	2021	2020

	(In thousands)
Taxes currently payable	$1,118	$1,176
Deferred income taxes	112	(547)
Income tax expense	$1,230	$629

A reconciliation of income tax expense at the statutory rate to the Company’s actual income tax expense is shown below:

	2021	2020

	(In thousands)
Computed at the statutory rate (21%)	$2,243	$1,802
(Decrease) increase resulting from
Tax exempt interest	(822)	(967)
Earnings on bank-owned life insurance - net	(168)	(148)
Low income housing credit	(52)	(131)
Other	29	73
Actual tax expense	$1,230	$629

The tax effects of temporary differences related to deferred taxes shown on the balance sheets were:

	2021	2020

	(In thousands)
Deferred tax assets
Allowance for loan losses	$771	$992
Stock based compensation	253	187
Deferred compensation, and other accruals	472	456
Employee benefit expense	—	159
Non-accrual loan interest	33	2
Other	7	10
Total deferred tax assets	1,536	1,806

Deferred tax liabilities
Depreciation	(407)	(390)
Deferred loan costs, net	(34)	(51)
FHLB stock dividends	(304)	(304)
Unrealized gains on securities available for sale	(2,298)	(3,058)
Prepaid expenses	(49)	(70)
Intangibles	(97)	(118)
Employee benefit expense	(28)	—

Total deferred tax liabilities	(3,217)	(3,991)
Net deferred tax liability	$(1,681)	$(2,185)